Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	167,930,253.65	14,266
Yield Supplement Overcollateralization Amount 08/31/26	7,243,399.39	0
Receivables Balance 08/31/26	175,173,653.04	14,266
Principal Payments	10,674,812.86	440
Defaulted Receivables	175,558.31	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	6,576,567.48	0
Pool Balance at 09/30/26	157,746,714.39	13,816

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.13%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	4,589,537.35	254
Past Due 61-90 days	1,358,983.36	72
Past Due 91-120 days	224,823.42	12
Past Due 121+ days	0.00	0
Total	6,173,344.13	338

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Delinquency Trigger Occurred	NO

Recoveries	124,012.13
Aggregate Net Losses/(Gains) - September 2026	51,546.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	-0.16%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	-0.19%
Four Month Average	0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	6.08%
Weighted Average Contract Rate, Yield Adjusted	10.14%
Weighted Average Remaining Term	25.63

Flow of Funds	$ Amount
Collections	11,691,570.32
Investment Earnings on Cash Accounts	11,002.56
Servicing Fee	(145,978.04)
Transfer to Collection Account	-
Available Funds	11,556,594.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	450,447.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,951,299.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	727,405.38

Total Distributions of Available Funds	11,556,594.84

Servicing Fee	145,978.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	162,698,013.99
Principal Paid	10,183,539.26
Note Balance @ 10/15/26	152,514,474.73

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	16,068,013.99
Principal Paid	10,183,539.26
Note Balance @ 10/15/26	5,884,474.73
Note Factor @ 10/15/26	1.9799713%

Class A-4
Note Balance @ 09/15/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	99,500,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	31,390,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	15,740,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	645,650.20
Total Principal Paid	10,183,539.26
Total Paid	10,829,189.46

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.35850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	62,397.45
Principal Paid	10,183,539.26
Total Paid to A-3 Holders	10,245,936.71

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6185396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7559366
Total Distribution Amount	10.3744762

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2099510
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.2649369
Total A-3 Distribution Amount	34.4748879

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	486.21
Noteholders' Principal Distributable Amount	513.79

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	2,616,119.83
Investment Earnings	7,526.91
Investment Earnings Paid	(7,526.91)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,075,949.48	$1,153,629.75	$1,508,727.84
Number of Extensions	71	65	84
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.62%	0.76%